Interest in Other Entities (Details) - Schedule of activity in investment account - Automax [Member] $ in Thousands	Mar. 09, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment as of January 1, 2021 Equity method	$ 546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	$ 1,553